Financial Instruments by Category - Summary of Financial Assets and Liabilities by Category of Financial Instrument and Reconciliation (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	$ 218,122	$ 152,026	$ 60,662
Financial Assets at fair value through profit or loss	15,408	18,733	31,987
Subtotal Financial Assets	233,530	170,759	92,649
Non-financial Assets	29,892	17,250	7,541
Total	263,422	188,009	100,190
Financial Liabilities at amortized cost	740,433	423,436	239,361
Subtotal financial liabilities	740,433	423,436	239,361
Non-financial liabilities	1,180	511	458
Total	741,613	423,947	239,819
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	19,078	14,860	6,793
Subtotal Financial Assets	19,078	14,860	6,793
Non-financial Assets	29,892	17,250	7,541
Total	48,970	32,110	14,334
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	139,982	98,930	44,182
Subtotal Financial Assets	139,982	98,930	44,182
Total	139,982	98,930	44,182
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at fair value through profit or loss	8,370	10,941	12,936
Subtotal Financial Assets	8,370	10,941	12,936
Total	8,370	10,941	12,936
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets at amortized cost	59,062	38,236	9,687
Financial Assets at fair value through profit or loss	7,038	7,792	19,051
Subtotal Financial Assets	66,100	46,028	28,738
Total	66,100	46,028	28,738
Lease liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	61,780
Subtotal financial liabilities	61,780
Total	61,780
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	526,760	335,078	191,063
Subtotal financial liabilities	526,760	335,078	191,063
Total	526,760	335,078	191,063
Other Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	2,013	1,271	2,660
Subtotal financial liabilities	2,013	1,271	2,660
Total	2,013	1,271	2,660
Accounts payable [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities at amortized cost	149,880	87,087	45,638
Subtotal financial liabilities	149,880	87,087	45,638
Non-financial liabilities	1,180	511	458
Total	$ 151,060	$ 87,598	$ 46,096